Financial instruments (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Derivative assets	681	733	469
Derivative liabilities	(261)	(275)	(540)
Valuation techniques based on observable market input (Level 2)	420	458	(71)
Financial assets - other	74	75	337
Financial liabilities - other	(229)	(226)	(419)
Valuation techniques based on unobservable market input (Level 3)	(155)	(151)	(82)
The decrease in financial assets - other of $1 million in the six months ended 31 December 2025 (2024 – the increase in financial assets - other of $4 million) was mainly attributable to investments impairments and foreign exchange movements, partly offset by acquisitions. The balance of financial assets - other is primarily made up of individually immaterial convertible loans and share options in associates.

Schedule of movements in level 3 instruments	The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2025	Six months ended 31 December 2025	Six months ended 31 December 2024	Six months ended 31 December 2024
	$ million	$ million	$ million	$ million
At the beginning of the period	(101)	(125)	(198)	(245)
Net (losses)/gains included in the income statement	(1)	(2)	6	(2)
Net (losses)/gains included in exchange in other comprehensive income	—	(1)	—	3
Net (losses)/gains included in retained earnings	(9)	—	11	—
Settlement of liabilities	—	10	1	5
At the end of the period	(111)	(118)	(180)	(239)